Group assets and liabilities - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1],[2]	Dec. 31, 2020
Cash and cash equivalents
Cash	$ 1,964	$ 1,878
Cash equivalents	2,787	3,636
Cash and cash equivalents	4,751	5,514	[1],[2]	$ 7,170		$ 8,018
Held by the Group's holding and non-regulated entities and available for general use	1,590	1,809
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	$ 3,161	$ 3,705
USD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	42.00%	45.00%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	5.00%	11.00%
HKD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	6.00%	5.00%
SGD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	8.00%	5.00%
MYR
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	14.00%	14.00%
Other currencies
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	25.00%	20.00%

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.